Goodwill and Intangible Assets - Summary of Goodwill (Parenthetical) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Goodwill purchase accounting period adjustments	$ 4.7	$ 9.8
Net Decrease To Accounts Receivables
Goodwill purchase accounting period adjustments		11.4
Net Decreases To Other Assets
Goodwill purchase accounting period adjustments		12.4
Net Increase To Investment In Films And Television Programs
Goodwill purchase accounting period adjustments		4.0
Net Decreases To Content Related Payables
Goodwill purchase accounting period adjustments		1.9
Net Decreases To Accrued Liabilities
Goodwill purchase accounting period adjustments		3.8
Net Decreases To Participations And Residuals
Goodwill purchase accounting period adjustments		1.9
Net Decreases To Deferred Revenue
Goodwill purchase accounting period adjustments		$ 2.4